Common Stock, Preferred Stock and Convertible Preferred Stock (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Schedule of warrants outstanding to acquire shares of its common stock
Expiration Date	Shares of common stock issuance upon exercise of warrants	Exercise Price Per Warrant
June 11, 2025	234	$96.24
November 13, 2025	218,078	$3.00
July 28, 2027	91	$106.17
August 28, 2028	1,052	$39.76
September 2, 2029	2,767,836	$2.88
Earlier of March 24, 2031 and the third anniversary of the Company’s listing on Nasdaq	346,500	$3.00
	3,333,791

Expiration Date	Shares of common stock issuance upon exercise of warrants	Exercise Price Per Warrant
August 7, 2024	4,208	$0.86
June 11, 2025	234	$96.24
November 13, 2025	218,078	$3.00
July 28, 2027	91	$106.17
August 28, 2028	1,052	$39.76
September 2, 2029	2,767,836	$2.88
	2,991,499

Schedule of convertible preferred stock shares outstanding
Shares Issued and Outstanding
Series A	2,683,500
Series A-1	5,367,001
Series B	6,588,542
14,693,043